Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606 T 312.845.3724 rcoyle@chapman.com

May 12, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Bitwise Funds Trust

Ladies and Gentlemen:

On behalf of Bitwise Funds Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”) and under the Investment Company Act of 1940 (the “1940 Act”) the Registrant’s registration statement on Form N-1A. The registration statement relates to Bitwise Web3 ETF, a series of the Registrant.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Richard J. Coyle
Richard J. Coyle

cc:  Kathleen Moriarty, Chapman and Cutler LLP

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